Schedule of Investments (unaudited) March 31, 2022	BlackRock Impact Municipal Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arkansas — 4.5%
Benton Washington Regional Public Water Authority, RB, (BAM), 4.00%, 10/01/52	$1,000	$1,053,934
University of Arkansas, RB, Series A, 5.00%, 04/01/47	1,000	1,168,110

		2,222,044

California — 8.0%
California Public Finance Authority, RB 4.00%, 07/15/51	1,000	1,061,456
Series B-3, 2.13%, 11/15/27(a)	250	241,720
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB, 4.00%, 06/01/37	1,000	1,084,824
Los Angeles Unified School District, CA ,GO, 4.00%, 07/01/37	500	545,459
Val Verde Unified School District, GO, Series B, (AGM), 4.00%, 08/01/51	1,000	1,061,159

		3,994,618

Colorado — 1.2%
Denver City & County School District No 1, GO, Series A, (ST AID WITHHLDG), 5.00%, 12/01/42	500	604,521

Connecticut — 5.5%
Connecticut State Health & Educational Facilities Authority, RB, Series A, 4.00%, 07/01/51	500	500,083
State of Connecticut, GO, Series B, 4.00%, 01/15/37	1,000	1,082,848
University of Connecticut, RB, Series A, 5.00%, 05/01/39	1,000	1,175,320

		2,758,251

Florida — 5.3%
Brevard County Health Facilities Authority, Refunding RB, 4.00%, 04/01/52	1,000	1,016,773
Broward County FL Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/47	500	540,356
County of Miami-Dade FL Water & Sewer System Revenue, RB, 4.00%, 10/01/48	1,000	1,061,447

		2,618,576

Illinois — 1.2%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 2nd Lien, 5.00%, 12/01/52	550	622,394

Indiana — 0.9%
City of Bloomington IN Sewage Works Revenue, RB, (BAM), 4.00%, 01/01/39	400	437,494

Kentucky — 3.0%
City of Henderson KY, RB, AMT, 4.70%, 01/01/52(a)	350	351,986
Louisville/Jefferson County Metropolitan Government, RB, Series A, (AGM), 5.00%, 05/15/47	1,000	1,124,876

		1,476,862

Louisiana — 2.1%
Jefferson Parish Consolidated Sewerage District No 1, RB, (BAM), 4.00%, 02/01/42	1,000	1,072,015

Maine — 0.2%
Finance Authority of Maine, RB, AMT, 8.00%, 12/01/51(a)	100	80,004

Massachusetts — 2.2%
University of Massachusetts Building Authority, RB, Series 1, 4.00%, 11/01/46	1,000	1,081,305

Security	Par (000)	Value

Michigan — 2.1%
Ludington Area School District, GO, Series II, (BAM), 4.00%, 05/01/51	$1,000	$1,049,500

Nebraska — 2.2%
Fremont School District, GO, (AGM), 4.00%, 12/15/47	1,000	1,075,007

New York — 2.1%
New York City Municipal Water Finance Authority, RB, Series CC-1, 4.00%, 06/15/52	1,000	1,058,226

North Carolina — 0.5%
North Carolina Housing Finance Agency, RB, S/F Housing, (FHLMC, FNMA, GNMA), 3.75%, 07/01/52	250	260,227

North Dakota — 0.5%
North Dakota Housing Finance Agency, RB, M/F Housing, Series A, 4.00%, 01/01/53	230	242,238

Oklahoma — 2.1%
Oklahoma Water Resources Board, RB, Series A, 4.00%, 10/01/51	995	1,072,186

South Carolina — 1.4%
South Carolina State Housing Finance & Development Authority, RB, S/F Housing, Series A, 4.00%, 01/01/52	680	712,876

Tennessee — 0.4%
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 1, 3.75%, 07/01/52	200	208,217

Texas — 1.2%
Arlington Higher Education Finance Corp., RB, (PSF-GTD), 5.00%, 08/15/47	500	575,822

Total Long-Term Investments — 46.6% (Cost: $23,366,578)		23,222,383

	Shares

Short-Term Securities

Money Market Funds — 73.4%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26%(b)(c)	36,577,782	36,574,124

Total Short-Term Securities — 73.4% (Cost: $36,577,782)		36,574,124

Total Investments — 120.0% (Cost: $59,944,360)		59,796,507

Liabilities in Excess of Other Assets — (20.0)%		(9,946,987)

Net Assets — 100.0%		$49,849,520

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Impact Municipal Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/14/22	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$—		$36,578,067	(b)	$—	$(285)	$(3,658)	$36,574,124	36,577,782	$—	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$23,222,383	$—	$23,222,383
Short-Term Securities
Money Market Funds	36,574,124	—	—	36,574,124

	$36,574,124	$23,222,383	$—	$59,796,507

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Assurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

Portfolio Abbreviation (continued)

GTD	GTD Guaranteed

M/F	Multi-Family

PSF-GTD	Permanent School Fund Guaranteed

RB	Revenue Bond

S/F	Single-Family

ST	Special Tax

S C H E D U L E O F I N V E S T M E N T S	2